Earnings per share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of basic and diluted earnings per share
The following table presents our basic and diluted earnings per share:

	Year Ended December 31,
(€ thousands, except per share data)	2019	2020	2021
Numerator:
Net income/(loss)	€17,161	€(245,378)	€10,704

Denominator:
Weighted average shares of Class A and Class B common stock outstanding:
Basic	351,991	353,338	357,525
Diluted	356,738	353,338	367,240

Net income/(loss) per share:
Basic	€0.05	€(0.69)	€0.03
Diluted	€0.05	€(0.69)	€0.03